Pension plan obligations (Details 5)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Discount rate - actual rate (NTN-B)	7.37%	7.40%
Inflation rate	4.05%	4.96%
Nominal rate of salary growth	6.13%	7.06%
Mortality table	AT-2000 table, rated down by 10% (Segregated by gender)	AT-2000 table (Segregated by gender)
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Discount rate - actual rate (NTN-B)	7.39%	7.37%
Inflation rate	4.05%	4.96%
Nominal rate of salary growth	4.05%	7.06%
Mortality table	AT-2000 table, rated down by 10% (Segregated by gender)	AT-2000 table (Segregated by gender)